Annual Fund Operating Expenses - State Street(R) Blackstone High Income ETF - State Street(R) Blackstone High Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%	[1]

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s management fee.